Related Party Transactions (Details) - Schedule of amount due to related parties - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	$ 8,695,702	$ 12,148,461
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	5,529,274	10,351,338
Jianping Zhou [Member]
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	2,030,035	$ 1,797,123
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	769,611
Feng Zhou [Member]
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	276,683
Xiaodong Pan [Member]
Related Party Transactions (Details) - Schedule of amount due to related parties [Line Items]
Due to related parties	$ 90,099